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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]: Amendment Number: ______

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Covalent Partners LLC
Address:  930 Winter Street, Suite 2800 Waltham, MA 02451

Form 13F File Number: 28-14764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Stone, Jr.
Title:    Principal, Chief Financial Officer & Chief Compliance Officer
Phone:    617-658-5508

Signature, Place, and Date of Signing:

/s/ William C. Stone, Jr.              Waltham, MA             February 14, 2013
------------------------------------   -------------           -----------------
[Signature]                            [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $288,712 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number           Name
---      --------------------           ----

NONE     N/A                            N/A

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                          FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
--------------               --------------     --------- -------- -------- --- ---- ------- -------- -------- ------ ----
APPLE INC                     COM               037833100    5,625    10570 SH       SOLE                10570      0    0
APPLE INC                     COM               037833100      793   405200 SH  CALL SOLE               405200      0    0
BANCO SANTANDER BRASIL SA     ADS REP 1 UNIT    05967A107    5,084   698410 SH       SOLE               698410      0    0
BANK OF AMERICA CORP          COM               060505104   10,680   919887 SH       SOLE               919887      0    0
BARCLAYS PLC                  ADR               06738E204       13   508300 SH  CALL SOLE               508300      0    0
BELO CORP                     COM SER A         080555105   11,331  1477304 SH       SOLE              1477304      0    0
BOYD GAMING CORP              COM               103304101    3,881   584527 SH       SOLE               584527      0    0
CAESARSTONE SDOT-YAM LTD      ORD SHS           M20598104    3,324   207948 SH       SOLE               207948      0    0
CITIGROUP INC                 COM               172967424   16,794   424511 SH       SOLE               424511      0    0
COLUMBUS MCKINNON CORP        COM               199333105    4,248   257141 SH       SOLE               257141      0    0
CUMULUS MEDIA INC             CL A              231082108    9,903  3709165 SH       SOLE              3709165      0    0
CURRENCYSHARES EURO TR        EURO SHS          23130C108       31   100000 SH  CALL SOLE               100000      0    0
DANA HLDG CORP                COM               235825205   17,376  1113102 SH       SOLE              1113102      0    0
DELL INC                      COM               24702R101   18,872  1861150 SH       SOLE              1861150      0    0
D.R. HORTON INC               NOTE 2.000% 5/1   23331ABB4   28,496 18000000 PRN      SOLE             18000000      0    0
EXIDE TECHNOLOGIES            COM NEW           302051206    1,078   315099 SH       SOLE               315099      0    0
FORD MOTORS CO                COM               345370860    5,727   442220 SH       SOLE               442220      0    0
GENERAL ELECTRIC CO           COM               369604103    6,150   293000 SH       SOLE               293000      0    0
GEORGIA GULF CORP COM         COM PAR $0.01 NEW 373200302    5,006   121261 SH       SOLE               121261      0    0
GENERAL MTRS CO               COM               37045V100   11,237   389770 SH       SOLE               389770      0    0
GOLDMAN SACHS GROUP INC       COM               38141G104    4,613    36162 SH       SOLE                36162      0    0
INTERNATIONAL GAME TECHNOLOG  COM               459902102    1,965   138670 SH       SOLE               138670      0    0
INTERNATIONAL GAME TECHNOLOG  NOTE 3.25% 5/0    459902AQ5   10,431 10000000 PRN      SOLE             10000000      0    0
INTERNATIONAL SPEEDWAY CORP   CL A              460335201    9,439   341367 SH       SOLE               341367      0    0
ISHARES TR                    RUSSELL 2000      464287655      152   220000 SH   PUT SOLE               220000      0    0
ISLE OF CAPRI CASINOS INC     COM               464592104    1,096   195679 SH       SOLE               195679      0    0
LIGAND PHARMACEUTICALS        COM NEW           53220K504    3,005   144883 SH       SOLE               144883      0    0
MGM RESORTS INTERNATIONAL     NOTE 4.25% 4/1    55303QAE0   15,343 14500000 PRN      SOLE             14500000      0    0

                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
--------------               -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
NCI BUILDING SYSTEMS INC     COM            628852204   15,941 1146819 SH       SOLE             1146819      0    0
PINNACLE ENTMT INC           COM            723456109   19,144 1209332 SH       SOLE             1209332      0    0
SINCLAIR BROADCAST GROUP INC CL A           829226109   15,076 1194646 SH       SOLE             1194646      0    0
SPEEDWAY MOTORSPORTS INC     COM            847788106    3,647  204415 SH       SOLE              204415      0    0
STRATEGIC HOTELS & RESORTS   COM            86272T106    5,777  902650 SH       SOLE              902650      0    0
STONERIDGE INC               COM            86183P102    9,452 1846159 SH       SOLE             1846159      0    0
WMS INDS INC                 COM            929297109    6,737  384972 SH       SOLE              384972      0    0
XERIUM TECHNOLOGIES INC      COM NEW        98416J118    1,245  408154 SH       SOLE              408154      0    0